Disaggregation of revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 2,084,415	$ 2,039,088	$ 2,015,320	$ 2,041,943	$ 2,041,926	$ 2,043,254	$ 2,040,314	$ 2,008,201	$ 1,965,808	$ 4,054,408	$ 4,085,180	$ 3,974,009	$ 6,138,823	$ 6,127,123	$ 6,014,323
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	501,343	502,385	496,118	508,385	509,632	539,035	515,190	528,152	567,913	998,504	1,048,666	1,088,264	1,499,847	1,547,372	1,602,943
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	308,045	300,080	309,562	324,708	301,723	313,756	294,715	282,313	269,815	607,546	607,270	559,930	890,203	939,831	855,156
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	541,879	523,737	475,299	454,808	436,571	422,459	460,192	415,996	413,296	994,379	865,334	822,819	1,546,626	1,316,277	1,272,595
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 733,148	$ 712,886	$ 734,341	$ 754,042	$ 794,000	$ 768,004	$ 770,217	$ 781,740	$ 714,784	$ 1,453,979	$ 1,563,910	$ 1,502,996	$ 2,202,147	$ 2,323,643	$ 2,283,629